Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Compensation and Bonus	$ 20,395	$ 27,112
Interest	11,383	18,918
Property Tax	2,379	1,906
Environmental Reserves	936	1,497
Income Tax	2,897	1,669
Other	10,492	8,126
Accrued Liabilities, Current	$ 48,482	$ 59,228